ING LIFE INSURANCE AND ANNUITY COMPANY
and its Variable Annuity Account C

University of Texas System Retirement Programs

Supplement dated October 27, 2006 to the Contract Prospectus,
Contract Prospectus Summary and Statement of Additional Information,
each dated August 21, 2006, as supplemented

This supplement updates certain information contained in your Contract Prospectus, Contract Prospectus
Summary and Statement of Additional Information (SAI). Please read it carefully and keep it with your current Contract Prospectus, Contract Prospectus Summary and SAI for future reference.

1. Effective November 6, 2006, the following name changes will occur:

Current Fund Name	New Fund Name

ING JPMorgan Small Cap Equity Portfolio	ING JPMorgan Small Cap Core Equity Portfolio

ING Mercury Large Cap Growth Portfolio	ING BlackRock Large Cap Growth Portfolio

Accordingly, effective November 6, 2006, all references to the funds’ current name in the Contract
Prospectus, Contract Prospectus Summary and SAI are deleted and replaced with the funds’ new name.

2. The information for ING Mercury Large Cap Growth Portfolio, ING Wells Fargo Mid Cap Disciplined
Portfolio and ING Wells Fargo Small Cap Disciplined Portfolio appearing in the Contract Prospectus under Appendix II – Description of Underlying Funds is deleted and replaced with the following:

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)

ING Investors Trust – ING	Directed services, Inc.	Seeks long-term growth of
BlackRock Large Cap		capital.
Growth Portfolio (formerly	Subadviser: BlackRock
ING Mercury Large Cap	Investment Management, LLC
Growth Portfolio)

ING Investors Trust – ING	Directed Services, Inc.	Seeks long-term capital growth.
Wells Fargo Mid Cap
Disciplined Portfolio	Subadviser: Wells Capital
Management, Inc.

ING Investors Trust – ING	Directed Services, Inc.	Seeks long-term capital
Wells Fargo Small Cap		appreciation.
Disciplined Portfolio	Subadviser: Wells Capital
Management, Inc.

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial
Advisers, LLC (Member SIPC), 151 Farmington Avenue, Hartford, CT 06156, or through other Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V.
Insurance obligations are the responsibility of each individual company.

X.134760-06	October 2006
C06-1024-005R